Prospectus Supplement

John Hancock Funds II

Floating Rate Income Fund (the fund)

Supplement dated January 31, 2025 to the current Prospectus, as may be supplemented (the Prospectus)

Effective January 31, 2025 (the Effective Date), Dan Shugrue is added as a portfolio manager of the fund. As of the Effective Date, Grayson Allison, Andrew Carlino, Kim Harris, and Nate Whittier will continue as portfolio managers of the fund, and together with Dan Shugrue will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following information will be added under the heading “Portfolio management” in the “Fund summary” section for the fund:

Dan Shugrue

Partner and Portfolio Manager

Managed the fund since 2025

In addition, as of the Effective Date, the following information will be added under the heading “Who’s who—Subadvisor” in the “Fund details” section for the fund:

Dan Shugrue

•	Partner and Portfolio Manager

•	Managed the fund since 2025

•	Joined Bain Capital Credit in 1999

In addition, as of December 31, 2025, Andrew Carlino and Kim Harris will no longer serve as portfolio managers for the fund. Accordingly, all references to Mr. Carlino and Ms. Harris will be removed from the Prospectus as of December 31, 2025.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II

Floating Rate Income Fund (the fund)

Supplement dated January 31, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective January 31, 2025 (the Effective Date), Dan Shugrue is added as a portfolio manager of the fund. As of the Effective Date, Grayson Allison, Andrew Carlino, Kim Harris, and Nate Whittier will continue as portfolio managers of the fund, and together with Dan Shugrue will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the Effective Date, the following information regarding Mr. Shugrue supplements the information presented in Appendix B – Portfolio Manager Information, which provides additional information about the portfolio managers of the fund’s subadvisor, BCSF Advisors, LP.

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following table provides information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund and similarly managed accounts.

The following table provides information as of December 31, 2024:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Dan Shugrue	0	$0	0	$0	0	$0

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Dan Shugrue	0	$0	0	$0	0	$0

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Ownership of Fund Shares

The following table shows the dollar range of fund shares beneficially owned by the portfolio managers listed above as of December 31, 2024.

Portfolio Manager	Dollar Range of Shares Owned
Dan Shugrue	none

In addition, as of December 31, 2025, Andrew Carlino and Kim Harris will no longer serve as portfolio managers for the fund. Accordingly, all references to Mr. Carlino and Ms. Harris will be removed from the SAI as of December 31, 2025.

You should read this supplement in conjunction with the SAI and retain it for your future reference.